Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 113,760	£ 80,240	£ 77,348
Trading portfolio liabilities	(37,351)	(34,687)	(33,967)
Barclays Bank PLC [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	113,755	80,255	77,398
Trading portfolio liabilities	(37,352)	(34,687)	£ (33,967)
Debt securities and other eligible bills [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio liabilities	(29,045)	(26,842)
Debt securities and other eligible bills [member] | Barclays Bank PLC [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	51,195	38,804
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio liabilities	(8,306)	(7,831)
Equity securities [member] | Barclays Bank PLC [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	59,338	38,329
Traded loans [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,140	2,975
Trading portfolio liabilities	0	0
Traded loans [member] | Barclays Bank PLC [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,140	2,975
Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	82	147
Trading portfolio liabilities	0	(14)
Commodities [Member] | Barclays Bank PLC [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 82	£ 147